Fair Value Measurements (Details) - Schedule of Change in Fair Value of Warrant Liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Change in Fair Value of Warrant Liabilities [Line Items]
Fair value at January 1, 2023	$ 31,800
Change in fair value	31,800	$ (555,917)
Fair value as of June 30, 2023	63,600	31,800
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Change in Fair Value of Warrant Liabilities [Line Items]
Fair value at January 1, 2023	31,800
Change in fair value	31,800	(555,917)
Fair value as of June 30, 2023	$ 63,600	$ 31,800